Prepaid Expenses (Schedule Of Prepaid Expenses) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses [Abstract]
Prepaid services	$ 640	$ 408	$ 221
Prepaid bonds for German statutory costs		142	188
Prepaid insurance	32	21	62
Prepaid licenses, software tools and support	19	11	17
Other prepaid expenses	16	17	17
Prepaid expenses	$ 707	$ 599	$ 505